OTHER LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Loans Payable [Abstract]
Schedule of Other Long-Term Debt
	As of December 31,
	2018	2017
In JPY, see also D below	$100,118	$98,239
In U.S. Dollars, see also E below	--	40,000
Total long-term loan - principal amount	100,118	138,239
Deferred issuance costs	--	(1,077)
Total long-term loans	100,118	137,162
Capital leases - see Note 14C	47,195	15,854
Less - current maturities - see Note 14C	(10,814)	(52,661)
	$136,499	$100,355

Schedule of Repayment of Loans

	As of December 31, 2018
	Interest rate	2019	2020	2021	2022	2023 and on	Total
In JPY	1.95%	$--	$--	$22,248	$22,248	$55,622	$100,118
Total outstanding principal amounts of loans		$--	$--	$22,248	$22,248	$55,622	$100,118

	As of December 31, 2017
	Interest rate	2018	2019	2020	2021	Total
In U.S Dollars	Libor + 2.00%	$5,714	$11,429	$11,429	$11,428	$40,000
In JPY	Tibor + 1.65%-2.00%	43,915	32,747	21,577	--	98,239
Total outstanding principal amounts of loans		$49,629	$44,176	$33,006	$11,428	$138,239